Subordinated Liabilities - Undated (Parenthetical) (Details) - Barclays Bank PLC [member] ¥ in Millions, £ in Millions, $ in Millions	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2019 USD ($)
6% Callable Perpetual Core Tier One Notes
Disclosure of detailed information about borrowings [line items]
Interest rate	6.00%	6.00%	6.00%
Notional amount | £	£ 13
6.86% Callable Perpetual Core Tier One Notes (USD 179m)
Disclosure of detailed information about borrowings [line items]
Interest rate	6.86%	6.86%	6.86%
Notional amount | $			$ 179
6.3688% Step-up Callable Perpetual Reserve Capital Instruments
Disclosure of detailed information about borrowings [line items]
Interest rate	6.3688%	6.3688%	6.3688%
Notional amount | £	£ 33
14% Step-up Callable Perpetual Reserve Capital Instruments
Disclosure of detailed information about borrowings [line items]
Interest rate	14.00%	14.00%	14.00%
Notional amount | £	£ 3,000
5.3304% Step-up Callable Perpetual Reserve Capital Instruments
Disclosure of detailed information about borrowings [line items]
Interest rate	5.3304%	5.3304%	5.3304%
Notional amount | £	£ 35
7.125% Undated Subordinated Notes
Disclosure of detailed information about borrowings [line items]
Interest rate	7.125%	7.125%	7.125%
6.125% Undated Subordinated Notes
Disclosure of detailed information about borrowings [line items]
Interest rate	6.125%	6.125%	6.125%
Junior Undated Floating Rate Notes (USD 38m) | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $			$ 38
Undated Floating Rate Primary Capital Notes Series 1 (USD 167m) | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $			167
Undated Floating Rate Primary Capital Notes Series 2 (USD 295m) | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $			$ 295
9.25% Perpetual Subordinated Bonds (ex-Woolwich PLC)
Disclosure of detailed information about borrowings [line items]
Interest rate	9.25%	9.25%	9.25%
9% Permanent Interest Bearing Capital Bonds
Disclosure of detailed information about borrowings [line items]
Interest rate	9.00%	9.00%	9.00%
5.03% Reverse Dual Currency Undated Subordinated Loan (JPY 8,000m)
Disclosure of detailed information about borrowings [line items]
Interest rate	5.03%	5.03%	5.03%
Notional amount | ¥		¥ 8,000
5% Reverse Dual Currency Undated Subordinated Loan (JPY 12,000m)
Disclosure of detailed information about borrowings [line items]
Interest rate	5.00%	5.00%	5.00%
Notional amount | ¥		¥ 12,000